Trade receivables and other current assets - Schedule of Changes in Research Tax Credit Receivables (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Disclosure of Trade Receivables and Other Current Assets
Research tax credit receivable at beginning of period	€ 3,369
Research tax credit receivable at end of period	4,792
Nanobiotix S.A. | 2025 Tax Year
Disclosure of Trade Receivables and Other Current Assets
2025 research tax credit	1,616
Nanobiotix Corp. | 2025 Tax Year
Disclosure of Trade Receivables and Other Current Assets
2025 research tax credit	(69)
Nanobiotix Corp. | 2024 Tax Year
Disclosure of Trade Receivables and Other Current Assets
Receipt of 2024 research tax credit - Nanobiotix Corp	€ (124)